Other assets - Qualified Affordable Housing Project Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Assets [Abstract]
Qualified affordable housing project investments	$ 1,298	$ 1,153
Qualified affordable housing project investments, commitment	614	543
Qualified affordable housing project commitment - 2023	239
Qualified affordable housing project commitment - 2024	135
Qualified affordable housing project commitment - 2025	172
Qualified affordable housing project commitment - 2026	24
Qualified affordable housing project commitment - 2027	1
Qualified affordable housing project commitment - 2028 and thereafter	43
Tax credits and other tax benefits	145	148	$ 137
Amortization expense included in the provision for income taxes	$ 123	$ 124	$ 113